Mining interests (Tables)	12 Months Ended
Dec. 31, 2023
Exploration And Evaluation Of Mineral Resources [Abstract]
Disclosure of detailed information about property, plant and equipment

	Mineral Properties	Buildings, plant & equipment	Construction-in-progress	Exploration & evaluation assets	Total
	$	$	$	$	$
Cost
Balance at December 31, 2021	2,087,477	1,505,550	35,295	357,207	3,985,529
Additions	100,118	191,417	14,133	59,950	365,618
Acquisitions	—	—	—	108,235	108,235
Disposals	—	(17,622)	—	—	(17,622)
Write-downs	—	—	—	(12,369)	(12,369)
Transfers	33,988	—	(32,832)	(1,156)	—
Change in mine restoration provision estimates	(18,171)	—	—	—	(18,171)
Balance at December 31, 2022	2,203,412	1,679,345	16,596	511,867	4,411,220

Additions	193,443	197,704	388,272	61,832	841,251
Acquisitions	—	41,166	1,050,326	114,898	1,206,390
Disposals	—	(25,479)	—	—	(25,479)
Write-downs	—	—	—	(19,905)	(19,905)
Transfers	21,087	61,414	(61,414)	(21,087)	—
Change in mine restoration provision estimates	(495)	—	363	(150)	(282)
Balance at December 31, 2023	2,417,447	1,954,150	1,394,143	647,455	6,413,195

Accumulated depreciation, depletion, amortization and impairment
Balance at December 31, 2021	(915,387)	(705,827)	—	(132,484)	(1,753,698)
Depreciation and depletion	(235,452)	(162,740)	—	—	(398,192)
Disposals	—	15,400	—	—	15,400
Balance at December 31, 2022	(1,150,839)	(853,167)	—	(132,484)	(2,136,490)

Depreciation and depletion	(241,194)	(171,155)	—	—	(412,349)
Impairment	(96,800)	(65,753)	—	(154,710)	(317,263)
Disposals	—	16,397	—	—	16,397
Balance at December 31, 2023	(1,488,833)	(1,073,678)	—	(287,194)	(2,849,705)

Net book value at December 31, 2022	1,052,573	826,178	16,596	379,383	2,274,730

Net book value at December 31, 2023	928,614	880,472	1,394,143	360,261	3,563,490

Disclosure of detailed information about asset acquisition
The purchase price was calculated as follows:

$

Common shares issued (216,451,555 common shares)	925,375
Fair value of B2Gold replacement stock options	5,075
Transaction costs	6,672
Total purchase price	937,122

The purchase price was allocated based on the relative fair value of the assets acquired and liabilities assumed as follows:

$

Cash and cash equivalents	38,083
Accounts receivable, prepaids and other	816
Value added and other tax receivables	2,637
Mining interest - Construction-in-progress - Goose Project	1,050,326
Mining interest - Buildings, plant & equipment	33,921
Mining interest - Exploration & Evaluation Asset - Hackett River Royalty	64,540
Mining interest - Exploration & Evaluation Assets - Other	28,533
Other assets	15,738
Accounts payable and accrued liabilities	(41,344)
Current portion of long-term debt	(3,770)
Construction financing obligations	(65,419)
Gold stream obligation	(173,700)
Long-term debt	(6,716)
Mine restoration provision	(3,436)
Other long-term liabilities	(3,087)
937,122
The purchase price is composed as follows:

$

Cash consideration upon closing	20,000
Fair value of contingent consideration	14,298
Transaction costs	393
Total purchase price	34,691

The purchase price was allocated based on the relative fair value of the assets acquired and liabilities assumed as follows:

$

Cash and cash equivalents	1,606
Accounts receivable, prepaids and other	2,197
Value added tax receivables (non-current)	8,567
Mining interest - Gramalote	25,568
Accounts payable and accrued liabilities	(1,317)
Lease liabilities	(111)
Current income and other taxes payable	(144)
Mine restoration provision	(1,675)
34,691
The purchase price was calculated as follows:

$

Common shares issued (10,742,814 common shares)	35,658
Cash consideration	18,426
Loan facility	1,346
Transaction costs	1,358
Total purchase price	56,788
The purchase price was allocated to the assets and liabilities as follows:

$

Cash and cash equivalents	1,415
Accounts receivable, prepaids and other	83
Mining interest - Dandoko Property	56,287
Mining interest - Other	3,690
Accounts payable and accrued liabilities	(2,332)
Current income and other taxes payable	(2,355)
56,788